CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Allowance for for doubtful accounts (in Dollars)	$ 397	$ 284
Common stock, par value (in Dollars per share)	$ 0.0025	$ 0.0025
Common stock, shares issued (in Shares)	5,304,562	5,041,367
Common stock, shares outstanding (in Shares)	5,304,562	5,041,367